ARISTOTLE FUNDS SERIES TRUST
11100 Santa Monica Blvd., Suite 1700
Los Angeles, CA 90025

June 29, 2023

VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Aristotle Funds Series Trust (the “Trust”)
File Nos.: 333-269217 and 811-23850

Ladies and Gentlemen:
On behalf of the Trust, transmitted herewith for filing is a registration statement on Form N-14 (the “Registration Statement”). The Registration Statement contains a Prospectus/Proxy that provides information regarding the reorganization of the Aristotle Value Equity Fund, Aristotle/Saul Global Equity Fund, Aristotle International Equity Fund, Aristotle Core Equity Fund, and Aristotle Small Cap Equity Fund (the “Acquired Funds”), each a series of Investment Managers Series Trust, into the Aristotle Value Equity Fund II, Aristotle/Saul Global Equity Fund II, Aristotle International Equity Fund II, Aristotle Core Equity Fund II, and Aristotle Small Cap Equity Fund II (the “Acquiring Funds”), respectively, each a series of the Trust.

The Form N-14 registration statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended.

If you have any questions or require further information, please contact Rachel A. Spearo at (414) 516-1692 or rachel.spearo@usbank.com.
Sincerely,

/s/ Rachel A. Spearo
Rachel A. Spearo
U.S. Bank Global Fund Services,
as administrator for the Trust